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                     Willkie Farr & Gallagher LLP Letterhead

November 2, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  The Gabelli Equity Trust Inc. (the "Fund") Registration Statement on Form
     N-2
     (Securities Act File No. 333-137298, Investment Company Act File No. 811-04700)
     Pre-Effective Amendment No. 1

Dear Ms. Hatch:

On behalf of the Fund, I hereby transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 1 ("Amendment No. 1") to the Fund's Registration Statement on Form N-2 (the "Registration Statement") which pursuant to Section 310 of Regulation S-T, has been tagged to indicate the changes from the initial filing to the Fund's Registration Statement filed with the Securities and Exchange Commission (the "Commission") on September 13, 2006.

Laura Hatch of the staff of the Commission provided comments to the Fund on October 10, 2006 regarding the Registration Statement. Correspondence was filed on October 23, 2006 and October 30, 2006 addressing comments provided by Ms. Hatch.

Please note that in addition to the changes requested in the previous comments, this filing also reflects the removal of the Series G Auction Rate Preferred, which will not be offered.

We would greatly appreciate if you could provide any final comments to us by Monday, November 6, 2006 as our client is eager to move forward with this offering. We intend to file a pre-effective amendment next week which incorporates all necessary exhibits. Any questions or comments regarding this letter should be directed to the undersigned at (212) 728-8622.

Very truly yours,

/s/ Aaron D. Wasserman
-------------------------------------
Aaron D. Wasserman

cc: Laura Hatch, Division of Investment Management, SEC
    Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
    Bruce N. Alpert, The Gabelli Equity Trust Inc.
    James E. McKee, Esq., The Gabelli Equity Trust Inc.